UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JERROLD N. FINE
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Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-3414
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Jerrold N. Fine         Westport, Connecticut        February 14, 2001
      [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  NONE
                                               -------------

Form 13F Information Table Entry Total:                1
                                               -------------

Form 13F Information Table Value Total:          $78,750
                                               -------------
                                                (thousands)


List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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
                                     Form 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
      --------               --------      --------  --------      --------         --------    --------        --------
                                                      VALUE     SHRS OR SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
    --------------         --------------   -----    --------   ----------------   ----------   --------   ----   ------   ----
GLACIER WATER SERVICES INC    COMMON       376395109  78,750    10,000             SOLE                    X
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NOTE:
  The  limited  contents  of Form 13F  cannot be used as a basis of  determining actual or  prospective  investment  performance,  and any  attempt to use such information may be materially misleading.
